Basis of Presentation (Details)	9 Months Ended
Sep. 30, 2016 customer
SPA Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Number Of Significant Customers	1
Customer Concentration Risk [Member] | LNG Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	77.00%